John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 97.1%		$507,598,492
(Cost $393,004,820)
Communication services 1.2%		6,414,901
Diversified telecommunication services 1.2%
Cogent Communications Holdings, Inc. (A)	83,833	6,414,901
Consumer discretionary 11.4%		59,399,122
Hotels, restaurants and leisure 3.6%
Texas Roadhouse, Inc. (A)	217,756	11,290,649
Wingstop, Inc. (A)	61,364	7,483,340
Household durables 2.1%
Helen of Troy, Ltd. (A)(B)	61,135	11,121,679
Specialty retail 3.2%
Floor & Decor Holdings, Inc., Class A (B)	151,733	7,890,116
Lithia Motors, Inc., Class A (A)	70,496	8,501,113
Textiles, apparel and luxury goods 2.5%
Deckers Outdoor Corp. (B)	71,836	13,112,225
Consumer staples 5.5%		28,754,533
Food and staples retailing 1.8%
Performance Food Group Company (B)	350,262	9,334,482
Food products 3.7%
Freshpet, Inc. (B)	193,378	14,924,914
The Simply Good Foods Company (A)(B)	263,954	4,495,137
Financials 7.1%		37,257,850
Banks 1.9%
First Financial Bankshares, Inc. (A)	325,169	9,963,178
Consumer finance 1.4%
Encore Capital Group, Inc. (A)(B)	239,613	7,612,505
Insurance 3.8%
eHealth, Inc. (A)(B)	87,962	11,472,004
Palomar Holdings, Inc. (B)	110,322	8,210,163
Health care 31.2%		163,289,291
Biotechnology 5.9%
CareDx, Inc. (A)(B)	428,005	13,747,521
Coherus Biosciences, Inc. (A)(B)	530,745	9,893,087
PTC Therapeutics, Inc. (A)(B)	138,980	7,047,676
Health care equipment and supplies 4.8%
Novocure, Ltd. (B)	115,203	7,768,139
Penumbra, Inc. (A)(B)	45,655	7,871,835
Tandem Diabetes Care, Inc. (B)	112,732	9,373,666
Health care providers and services 5.6%
Addus HomeCare Corp. (A)(B)	121,397	12,013,447
AMN Healthcare Services, Inc. (A)(B)	159,265	7,064,995
LHC Group, Inc. (A)(B)	62,211	10,109,910
Health care technology 3.5%
Inovalon Holdings, Inc., Class A (A)(B)	590,345	11,110,293
Omnicell, Inc. (A)(B)	108,180	7,238,324
Life sciences tools and services 6.4%
Medpace Holdings, Inc. (A)(B)	130,487	12,111,803
NeoGenomics, Inc. (B)	297,762	7,947,268
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
Repligen Corp. (A)(B)	104,546	$13,692,390
Pharmaceuticals 5.0%
GW Pharmaceuticals PLC, ADR (A)(B)	78,766	9,668,527
Horizon Therapeutics PLC (B)	327,822	16,630,410
Industrials 15.5%		81,184,887
Aerospace and defense 4.4%
AeroVironment, Inc. (A)(B)	105,368	7,463,215
Mercury Systems, Inc. (A)(B)	116,312	10,392,477
Moog, Inc., Class A (A)	96,775	5,253,915
Building products 1.3%
Trex Company, Inc. (A)(B)	58,881	7,072,786
Commercial services and supplies 5.1%
Brady Corp., Class A (A)	108,492	5,547,196
Deluxe Corp.	243,128	5,672,176
McGrath RentCorp	120,044	6,693,653
Tetra Tech, Inc.	109,317	8,625,111
Electrical equipment 2.6%
Generac Holdings, Inc. (A)(B)	120,281	13,383,667
Professional services 2.1%
Exponent, Inc.	149,255	11,080,691
Information technology 23.0%		119,947,283
Electronic equipment, instruments and components 1.4%
Insight Enterprises, Inc. (A)(B)	144,047	7,383,849
Semiconductors and semiconductor equipment 11.1%
Advanced Energy Industries, Inc. (A)(B)	220,058	14,706,476
Inphi Corp. (A)(B)	123,109	15,471,108
Lattice Semiconductor Corp. (B)	406,083	10,099,284
Monolithic Power Systems, Inc.	26,724	5,605,359
Power Integrations, Inc.	111,564	12,087,959
Software 10.5%
Avalara, Inc. (B)	73,524	7,871,479
Everbridge, Inc. (A)(B)	98,320	14,380,283
Five9, Inc. (A)(B)	117,226	12,214,949
LivePerson, Inc. (A)(B)	244,175	9,144,354
Workiva, Inc. (B)	246,569	10,982,183
Real estate 2.2%		11,350,625
Equity real estate investment trusts 2.2%
QTS Realty Trust, Inc., Class A	165,461	11,350,625

	Yield (%)	Shares	Value
Short-term investments 25.5%			$133,325,513
(Cost $133,253,993)
Short-term funds 25.5%			133,325,513
John Hancock Collateral Trust (C)	0.3653(D)	11,170,051	111,831,195
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1303(D)	21,494,318	21,494,318

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Total investments (Cost $526,258,813) 122.6%	$640,924,005
Other assets and liabilities, net (22.6%)	(118,358,864)
Total net assets 100.0%	$522,565,141

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $109,488,053.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	11,170,051	$23,250,427	$250,847,699	$(162,347,826)	$13,551	$67,344	$127,110	—	$111,831,195
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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